Average Annual Total Returns		12 Months Ended	27 Months Ended
	Jul. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		28.00%	17.52%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.69%	17.24%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.88%	13.66%
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		31.22%	19.87%